Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss as of December 31, 2021 and 2022 are as follows:

	2021		2022
Securities sold:
Stocks	~~W~~	275,451	278,341
Bonds		505,202	438,689
Others		7,114	7,074

		787,767	724,104
Gold/silver deposits		581,458	422,006

	~~W~~	1,369,225	1,146,110